Income tax benefit/ (expense) - Unused Tax Losses (Details) - Unused tax losses [member] - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	¥ 3,963,089	¥ 1,971,954
Year 2024
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized		419,866
Year 2025
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	89,886	83,576
Year 2026
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	217,054	208,346
Year 2027
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	79,241	67,745
Year 2028
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	607,088	113,129
Year 2029
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	877,938	7,149
Year 2030
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	460,505	8,049
Year 2031
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	250,170	56,495
Year 2032
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	267,019	122,036
Year 2033
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	281,583	¥ 220,273
Year 2034
Continuing operations
Unused tax losses for which no deferred tax asset has been recognized	¥ 144,707